Fees Summary	Apr. 01, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,044,394,970.00
Previously Paid Amount	0.00
Total Fee Amount	282,330.95
Total Offset Amount	0.00
Net Fee	$ 282,330.95
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A